Shares - Net income per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 01, 2021	Mar. 20, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 44,085	$ 63,141
Interest from convertible debentures (after tax)	5,998	5,925
Diluted net income available to common shareholders	$ 50,083	$ 69,066
Weighted-average number of common shares (in shares)	26,772,113	26,566,846
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares (in shares)	1,048,551	1,260,436
Weighted-average number of diluted common shares (in shares)	33,053,877	33,026,740
Basic net income per share (in CAD per share)	$ 1.65	$ 2.38
Diluted net income per share (in CAD per share)	$ 1.52	$ 2.09
5.00% convertible debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	2,174,773	2,148,438
5.50% convertible debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	3,058,440	3,051,020
Convertible Subordinated Debt | 5.00% convertible debentures
Weighted-average effect of dilutive securities
Interest rate	5.00%			5.00%
Convertible Subordinated Debt | 5.50% convertible debentures
Weighted-average effect of dilutive securities
Interest rate	5.50%		5.50%